Related Party Transactions - Additional Information (Detail)	12 Months Ended				12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2012 Deng Yuqiang [Member] CNY	Aug. 31, 2013 Zhang Xiangdong [Member] CNY	Dec. 31, 2012 Zhang Xiangdong [Member] CNY	Dec. 31, 2014 Guangzhou Jiucai Information Technology Co., Ltd [Member] CNY
Related Party Transaction [Line Items]
Borrowings from company	517,500	4,776,547			3,511,093	517,500	1,265,454
Loan offset by amount due by related party					1,470,258
Amounts due from related parties			$ 1,026,172	6,366,986				6,366,986